Stockholders' Equity	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders' Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company has 400,000,000 shares of common stock authorized with a par value of $0.001 and 2,000,000 shares of Preferred stock with a par value of $0.001. Effective April 30, 2013 the Company effected a 1 for 200 reverse stock split. There were 25,020,704 common shares outstanding and 2,000,000 Preferred shares outstanding at September 30, 2013.

During the year ended September 30, 2012, the Company issued a total of 3,956,771 shares of common stock.

The Company issued 1,859,271 shares of common stock in connection with various debt conversions throughout the year. The notes payable were to be converted at a 35% discount to the average bid price on the three days prior to the date of conversion. The conversions prices ranged from $0.02 to $3.86. The conversions were not done at the agreed conversions terms resulting in an additional net loss of $61,141 for the year ended September 30, 2012, which has been recorded as other expenses.

The Company issued 150,000 shares of common stock to employees and officers, of which 25,000 shares were issued at $0.40 per share, the fair market value, and 125,000 shares at $0.88 per share, the fair market value, based on the current quoted trading price. The total amount recorded as compensation expense was $120,000.

The Company issued 20,000 shares of common stock, of which 5,000 shares were issues at $0.16 per share, the fair market value, and 15,000 shares at $0.46, the fair market value.

The Company sold 1,927,500 shares of common stock for cash, at prices ranging from $0.04 to $0.28 per share.

The Company eliminated $395,950 of accrued salaries payable to the former CEO in accordance with his debt settlement agreement. This was recorded against additional paid in capital.

During the year ended September 30, 2013, the Company issued a total of 20,157,214 shares of common stock.

The Company issued 1,621,500 shares of common stock in connection with various debt conversions throughout the year. The notes payable were to be converted at a 35% discount to the average bid price on the three days prior to the date of conversion. The conversions price ranged from $0.0174 to $0.038. The conversions were not done at the agreed conversions terms resulting in an additional net gain of $3,250 for the year ended September 30, 2013, which has been recorded as other income/expenses.

The Company issued 13,000,000 shares of common stock to the former CEO, in exchange for settlement of accrued salaries. The shares were issued $0.0051 which is the fair market value at time of issuance.

The Company issued 100,000 shares of common stock to an employee, at $0.02 per share, the fair market value at the time of issuance.

The Company issued 4,285,714 shares of common stock as part of the acquisition of software products from Covi Point, LLC. See note 5. The shares were issued $0.0226, the fair market value at time of issuance

The Company sold 1,150,000 shares of common stock for cash, at $0.015 per share.

The Company mitigated $24,552 of expenses payable to the former CEO in accordance with his debt settlement agreement. This was recorded against additional paid in capital.